FAIR VALUE MEASUREMENT - Significant unobservable inputs (Details)	Dec. 31, 2025	Dec. 31, 2024
Minimum | Revenue growth rate
Significant unobservable inputs used in the valuation
Unobservable inputs	5	8
Minimum | Weighted average cost of capital
Significant unobservable inputs used in the valuation
Unobservable inputs	13	13
Minimum | Lack of marketability discount
Significant unobservable inputs used in the valuation
Unobservable inputs	10	10
Minimum | Expected volatility
Significant unobservable inputs used in the valuation
Unobservable inputs	35	25
Maximum | Revenue growth rate
Significant unobservable inputs used in the valuation
Unobservable inputs	10	20
Maximum | Weighted average cost of capital
Significant unobservable inputs used in the valuation
Unobservable inputs	15	14
Maximum | Lack of marketability discount
Significant unobservable inputs used in the valuation
Unobservable inputs	23	23
Maximum | Expected volatility
Significant unobservable inputs used in the valuation
Unobservable inputs	62	60
Liquidation scenario | Minimum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	5	5
Liquidation scenario | Maximum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	95	95
Redemption scenario | Minimum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	0	0
Redemption scenario | Maximum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	30	30
Conversion scenario | Minimum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	5	5
Conversion scenario | Maximum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	95	95